Consolidated Statements Of Changes In Equity And Comprehensive Income (USD $) In Thousands, except Share data	Common Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earning [Member]	Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total Comprehensive Income [Member]	Total
Balance at May. 31, 2008	$ 1,503	$ 177,794	$ 20,426	$ 10,448	$ 88,509	$ 298,680	$ 177		$ 298,857
Balance, shares at May. 31, 2008	152,197,907
Common shares converted to ADS shares for future exercises of share options or non-vested equity shares (note 1)	3,000,000
Issuance of ADS shares for the exercises of employee share options (note 1)	13	5,308				5,321			5,321
The vesting of non-vested equity shares	6	(6)
Shares repurchase (note 1)	(22)	(33,498)				(33,520)			(33,520)
Shares repurchase (note 1), shares	(2,193,200)
Share-based compensation expense		16,750				16,750			16,750
Waived rental expense by noncontrolling shareholder		22				22			22
Transfer to statutory reserves				2,423	(2,423)
Noncontrolling interest							224		224
Comprehensive income:
Net income					61,016	61,016	(163)	60,853	60,853
Foreign currency translation adjustment			2,977			2,977		2,977	2,977
Total comprehensive income								63,830
Balance at May. 31, 2009	1,500	166,370	23,403	12,871	147,102	351,246	238		351,484
Balance, shares at May. 31, 2009	153,004,707
Common shares converted to ADS shares for future exercises of share options or non-vested equity shares (note 1)	4,000,000
Issuance of ADS shares for the exercises of employee share options (note 1)	28	12,408				12,436			12,436
The vesting of non-vested equity shares	6	(6)
Shares repurchase (note 1)	(16)	(29,980)				(29,996)			(29,996)
Shares repurchase (note 1), shares	(1,625,320)
Share-based compensation expense		16,183				16,183			16,183
Transfer to statutory reserves				136	(136)
Comprehensive income:
Net income					77,789	77,789	(227)	77,562	77,562
Foreign currency translation adjustment			(91)			(91)		(91)	(91)
Total comprehensive income								77,471
Balance at May. 31, 2010	1,518	164,975	23,312	13,007	224,755	427,567	11		427,578
Balance, shares at May. 31, 2010	155,379,387								155,379,387
Common shares converted to ADS shares for future exercises of share options or non-vested equity shares (note 1)	3,000,000
Issuance of ADS shares for the exercises of employee share options (note 1)	13	6,574				6,587			6,587
The vesting of non-vested equity shares	9	(9)
Shares repurchase (note 1)		15,045				15,045			15,045
Share-based compensation expense									15,045
Transfer to statutory reserves				3,097	(3,097)
Noncontrolling interest							224		224
Comprehensive income:
Net income					101,774	101,774	(235)	101,539	101,539
Foreign currency translation adjustment			23,250			23,250		23,250	23,250
Total comprehensive income								124,789
Balance at May. 31, 2011	$ 1,540	$ 186,585	$ 46,562	$ 16,104	$ 323,432	$ 574,223			$ 574,223
Balance, shares at May. 31, 2011	158,379,387								158,379,387